RELATED PARTY TRANSACTIONS (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) item building	Dec. 31, 2020 USD ($)
SuperLuxMia LLC | Accounts payable and accrued expenses
RELATED PARTY TRANSACTIONS
Amount owed to related parties					$ 22,221	$ 0
SuperLuxMia LLC | Consulting Services | General and Administrative Expenses
RELATED PARTY TRANSACTIONS
Transaction amount with related parties	$ 0	$ 246,115	$ 191,845	$ 386,805	722,000	359,000
Chief Accounting Officer (CAO) | Consulting Services | General and Administrative Expenses
RELATED PARTY TRANSACTIONS
Transaction amount with related parties	$ 12,500	$ 35,000	$ 47,500	$ 45,000	98,000	28,500
President and Chief Operating Officer | Consulting Services | General and Administrative Expenses
RELATED PARTY TRANSACTIONS
Transaction amount with related parties					$ 0	$ 53,000
Director
RELATED PARTY TRANSACTIONS
Number of units leased | item					77
Number of buildings leased from a company | building					2
Monthly lease commitment					$ 147,000